Schedule of Investments (unaudited)
July 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
General Dynamics Corp.	2,885	$ 645,028
Huntington Ingalls Industries, Inc.	343	78,777
L3Harris Technologies, Inc.	4,777	905,194
Lockheed Martin Corp.	4,907	2,190,338
RTX Corp.	17,509	1,539,566
		5,358,903
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	3,988	399,518
FedEx Corp.	3,409	920,259
United Parcel Service, Inc., Class B	11,382	2,129,914
		3,449,691
Automobile Components — 0.1%
Autoliv, Inc.	877	88,516
Dana, Inc.	1,450	27,521
LCI Industries	280	38,155
Lear Corp.	630	97,499
		251,691
Automobiles — 0.6%
Ford Motor Co.	109,904	1,451,832
Harley-Davidson, Inc.	2,362	91,197
Thor Industries, Inc.	498	57,514
		1,600,543
Banks — 8.8%
Associated Banc-Corp.	3,038	57,570
Atlantic Union Bankshares Corp.	1,232	39,399
Bank of America Corp.	143,036	4,577,152
Bank OZK	2,759	120,651
BOK Financial Corp.	448	39,908
Cadence Bank	353	8,843
Cathay General Bancorp	2,259	85,932
Citigroup, Inc.	40,669	1,938,285
Citizens Financial Group, Inc.	9,783	315,600
Columbia Banking System, Inc.	2,517	56,255
Comerica, Inc.	3,759	202,836
Commerce Bancshares, Inc.	1,411	75,037
Cullen/Frost Bankers, Inc.	539	58,525
CVB Financial Corp.	2,677	50,515
East West Bancorp, Inc.	1,417	88,152
Eastern Bankshares, Inc.	3,283	46,356
Fifth Third Bancorp	13,947	405,858
First Financial Bankshares, Inc.	856	27,897
First Hawaiian, Inc.	2,459	50,877
First Horizon Corp.	9,797	133,533
First Interstate BancSystem, Inc., Class A	2,400	68,952
FNB Corp.	5,570	71,240
Glacier Bancorp, Inc.	982	32,111
Hancock Whitney Corp.	749	32,964
Home BancShares, Inc.	2,289	55,646
Huntington Bancshares, Inc.	24,552	300,516
International Bancshares Corp.	649	32,216
JPMorgan Chase & Co.	34,412	5,435,720
KeyCorp	26,269	323,371
M&T Bank Corp.	3,586	501,538
New York Community Bancorp, Inc., Class A	10,406	144,331
Old National Bancorp	4,430	75,443
Pacific Premier Bancorp, Inc.	361	9,220
PNC Financial Services Group, Inc.	8,832	1,209,012
Popular, Inc.	2,415	175,208
Prosperity Bancshares, Inc.	1,228	77,757
Security	Shares	Value
Banks (continued)
Regions Financial Corp.	13,747	$ 280,026
ServisFirst Bancshares, Inc.	243	14,502
Simmons First National Corp., Class A	911	18,393
SouthState Corp.	1,013	78,680
Synovus Financial Corp.	2,387	80,919
Truist Financial Corp.	23,210	771,036
U.S. Bancorp	21,081	836,494
UMB Financial Corp.	367	26,057
United Bankshares, Inc.	1,685	56,346
United Community Banks, Inc.	781	22,704
Valley National Bancorp	5,705	58,533
Webster Financial Corp.	2,553	120,808
Wells Fargo & Co.	88,730	4,095,777
		23,384,701
Beverages — 1.8%
Coca-Cola Co.	34,900	2,161,357
Keurig Dr Pepper, Inc.	7,934	269,835
Molson Coors Beverage Co., Class B	1,399	97,608
PepsiCo, Inc.	11,554	2,165,913
		4,694,713
Biotechnology — 3.0%
AbbVie, Inc.	25,596	3,828,650
Amgen, Inc.	12,585	2,946,778
Gilead Sciences, Inc.	16,930	1,289,050
		8,064,478
Broadline Retail — 0.0%
Nordstrom, Inc.	1,661	38,386
Building Products — 0.6%
A O Smith Corp.	2,203	160,004
Fortune Brands Innovations, Inc.	2,952	209,798
Johnson Controls International PLC	9,708	675,191
Masco Corp.	5,829	353,704
Owens Corning	2,121	296,919
		1,695,616
Capital Markets — 4.3%
Ameriprise Financial, Inc.	1,846	643,239
Ares Management Corp., Class A	105	10,418
Artisan Partners Asset Management, Inc., Class A	1,047	43,440
Bank of New York Mellon Corp.	18,071	819,701
BlackRock, Inc.(a)	1,648	1,217,625
Blackstone, Inc., Class A, NVS	9,503	995,819
Blue Owl Capital, Inc., Class A	4,105	50,574
Carlyle Group, Inc.	3,194	113,866
CME Group, Inc., Class A	3,400	676,464
Cohen & Steers, Inc.	338	21,737
Federated Hermes, Inc., Class B	1,897	64,176
Franklin Resources, Inc.	3,754	109,767
Goldman Sachs Group, Inc.	5,061	1,801,058
Hamilton Lane, Inc., Class A	450	39,793
Houlihan Lokey, Inc., Class A	753	75,187
Invesco Ltd.	7,191	120,809
Janus Henderson Group PLC	2,584	75,840
Jefferies Financial Group, Inc.	5,575	205,104
Moelis & Co., Class A	1,506	73,538
Morgan Stanley	33,558	3,072,570
Northern Trust Corp.	2,299	184,196
State Street Corp.	4,911	355,753
Stifel Financial Corp.	1,382	87,812
T Rowe Price Group, Inc.	3,937	485,275
		11,343,761

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals — 2.0%
Air Products & Chemicals, Inc.	1,507	$ 460,132
Ashland, Inc.	1,483	135,487
Avient Corp.	748	30,317
Celanese Corp., Class A	1,533	192,223
CF Industries Holdings, Inc.	5,549	455,462
Chemours Co.	4,148	153,393
Dow, Inc.	18,669	1,054,239
DuPont de Nemours, Inc.	14,656	1,137,745
Eastman Chemical Co.	4,679	400,429
International Flavors & Fragrances, Inc.	2,930	247,907
LyondellBasell Industries NV, Class A	4,997	494,003
Mosaic Co.	12,050	491,158
NewMarket Corp.	152	68,658
Scotts Miracle-Gro Co.	1,014	71,021
		5,392,174
Communications Equipment — 4.5%
Cisco Systems, Inc.	221,511	11,527,433
Juniper Networks, Inc.	18,643	518,275
		12,045,708
Construction & Engineering — 0.0%
MDU Resources Group, Inc.	2,096	46,364
Consumer Finance — 0.3%
Discover Financial Services	7,072	746,450
Consumer Staples Distribution & Retail — 1.3%
Kroger Co.	11,659	567,094
Sysco Corp.	5,699	434,891
Target Corp.	14,345	1,957,662
Walgreens Boots Alliance, Inc.	13,781	413,016
		3,372,663
Containers & Packaging — 0.5%
Amcor PLC	34,519	354,165
Crown Holdings, Inc.	3,288	304,995
Greif, Inc., Class A, NVS	329	24,336
Greif, Inc., Class B	105	8,302
Packaging Corp. of America	1,837	281,704
Sealed Air Corp.	2,941	134,169
Sonoco Products Co.	1,444	84,676
Westrock Co.	6,055	201,571
		1,393,918
Distributors — 0.2%
Genuine Parts Co.	1,571	244,636
LKQ Corp.	6,247	342,273
		586,909
Diversified Consumer Services — 0.1%
ADT, Inc.	1,607	10,253
H&R Block, Inc.	3,299	110,879
Service Corp. International	3,587	239,074
		360,206
Diversified REITs — 0.1%
WP Carey, Inc.	2,295	154,981
Diversified Telecommunication Services — 2.0%
AT&T Inc.	152,323	2,211,730
Cogent Communications Holdings, Inc.	760	46,543
Verizon Communications, Inc.	89,941	3,065,189
		5,323,462
Electric Utilities — 1.6%
Alliant Energy Corp.	2,247	120,754
American Electric Power Co., Inc.	3,525	298,709
Security	Shares	Value
Electric Utilities (continued)
Duke Energy Corp.	9,807	$ 918,131
Edison International	4,584	329,865
Entergy Corp.	903	92,738
Evergy, Inc.	2,448	146,807
Eversource Energy	3,292	238,110
Exelon Corp.	7,988	334,378
FirstEnergy Corp.	2,780	109,504
Hawaiian Electric Industries, Inc.	1,173	45,031
IDACORP, Inc.	503	51,718
NRG Energy, Inc.	5,612	213,200
OGE Energy Corp.	2,768	100,063
Pinnacle West Capital Corp.	1,404	116,279
PNM Resources, Inc.	857	38,411
Portland General Electric Co.	241	11,488
PPL Corp.	12,618	347,374
Southern Co.	8,468	612,575
Xcel Energy, Inc.	3,363	210,961
		4,336,096
Electrical Equipment — 0.3%
Emerson Electric Co.	9,112	832,381
Electronic Equipment, Instruments & Components — 0.5%
Avnet, Inc.	6,093	295,511
Corning, Inc.	32,275	1,095,413
		1,390,924
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	11,663	417,419
Helmerich & Payne, Inc.	2,170	97,151
Patterson-UTI Energy, Inc.	3,059	48,454
		563,024
Entertainment — 0.0%
Warner Music Group Corp., Class A	851	26,849
Financial Services — 1.4%
Apollo Global Management, Inc.	3,457	282,472
Enact Holdings, Inc.	198	5,386
Essent Group Ltd.	1,309	64,926
Fidelity National Information Services, Inc.	48,717	2,941,533
MGIC Investment Corp.	7,411	124,060
TFS Financial Corp.	1,440	20,894
Voya Financial, Inc.	2,847	211,418
Walker & Dunlop, Inc.	356	32,389
		3,683,078
Food Products — 1.2%
Archer-Daniels-Midland Co.	7,248	615,790
Bunge Ltd.	1,648	179,088
Cal-Maine Foods, Inc.	1,214	56,075
Campbell Soup Co.	2,559	117,253
Conagra Brands, Inc.	6,243	204,833
Flowers Foods, Inc.	2,374	58,661
General Mills, Inc.	8,758	654,573
Hormel Foods Corp.	2,220	90,754
Ingredion, Inc.	712	79,217
J M Smucker Co.	1,398	210,609
Kellogg Co.	2,581	172,643
Kraft Heinz Co.	10,055	363,790
Tyson Foods, Inc., Class A	6,071	338,276
		3,141,562
Gas Utilities — 0.1%
National Fuel Gas Co.	906	48,118
New Jersey Resources Corp.	808	36,117

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
ONE Gas, Inc.	220	$ 17,408
Spire, Inc.	570	36,235
UGI Corp.	3,033	81,861
		219,739
Ground Transportation — 1.8%
Norfolk Southern Corp.	5,601	1,308,338
Ryder System, Inc.	1,532	156,494
Union Pacific Corp.	13,825	3,207,676
		4,672,508
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	5,358	242,342
Medtronic PLC	19,323	1,695,787
		1,938,129
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	6,150	562,541
Cigna Group	8,729	2,575,928
CVS Health Corp.	19,231	1,436,363
Patterson Cos., Inc.	1,414	46,506
Premier, Inc., Class A	2,603	72,233
Quest Diagnostics, Inc.	4,084	552,198
		5,245,769
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	7,300	159,359
Medical Properties Trust, Inc.	18,346	185,111
National Health Investors, Inc.	1,296	71,163
Omega Healthcare Investors, Inc.	5,618	179,214
Physicians Realty Trust	666	9,817
Sabra Health Care REIT, Inc.	4,144	53,831
Ventas, Inc.	2,594	125,861
		784,356
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	3,146	48,763
Host Hotels & Resorts, Inc.	4,459	82,046
Park Hotels & Resorts, Inc.	5,319	72,498
		203,307
Hotels, Restaurants & Leisure — 0.6%
Bloomin’ Brands, Inc.	1,512	40,627
Cracker Barrel Old Country Store, Inc.	711	66,265
Darden Restaurants, Inc.	2,516	425,002
Domino’s Pizza, Inc.	943	374,126
Marriott Vacations Worldwide Corp.	1,178	151,385
Papa John’s International, Inc.	997	82,452
Red Rock Resorts, Inc., Class A	1,900	92,150
Travel + Leisure Co.	2,589	105,450
Vail Resorts, Inc.	377	88,780
Wendy’s Co.	3,363	72,271
Wyndham Hotels & Resorts, Inc.	1,665	129,737
		1,628,245
Household Durables — 0.4%
Garmin Ltd.	4,532	479,893
Leggett & Platt, Inc.	2,378	69,580
MDC Holdings, Inc.	782	40,101
Newell Brands, Inc.	10,093	112,638
Tempur Sealy International, Inc.	5,120	228,506
		930,718
Household Products — 2.8%
Clorox Co.	1,384	209,648
Colgate-Palmolive Co.	10,810	824,371
Energizer Holdings, Inc.	1,022	36,485
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	3,754	$ 484,641
Procter & Gamble Co.	37,845	5,915,174
Reynolds Consumer Products, Inc.	616	17,051
Spectrum Brands Holdings, Inc.	693	54,338
		7,541,708
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,131	132,614
Clearway Energy, Inc., Class A	593	14,629
Clearway Energy, Inc., Class C	1,204	31,798
		179,041
Industrial Conglomerates — 1.3%
3M Co.	14,457	1,611,955
Honeywell International, Inc.	9,061	1,759,012
		3,370,967
Industrial REITs — 0.3%
EastGroup Properties, Inc.	21	3,721
LXP Industrial Trust	1,948	19,616
Prologis, Inc.	6,786	846,554
		869,891
Insurance — 3.6%
Aflac, Inc.	10,112	731,502
Allstate Corp.	7,157	806,451
American International Group, Inc.	19,670	1,185,708
Assurant, Inc.	1,539	207,011
Axis Capital Holdings Ltd.	677	37,316
Chubb Ltd.	6,155	1,258,144
Cincinnati Financial Corp.	1,570	168,901
CNO Financial Group, Inc.	3,213	82,638
Fidelity National Financial, Inc., Class A	5,914	231,651
First American Financial Corp.	1,833	116,175
Hanover Insurance Group, Inc.	385	43,690
Hartford Financial Services Group, Inc.	7,176	515,811
Kemper Corp.	686	34,965
MetLife, Inc.	18,244	1,148,825
Old Republic International Corp.	3,745	103,250
Principal Financial Group, Inc.	5,553	443,518
Prudential Financial, Inc.	9,848	950,233
Reinsurance Group of America, Inc.	537	75,368
Travelers Cos., Inc.	3,884	670,417
Unum Group	1,962	95,373
Willis Towers Watson PLC	2,989	631,665
		9,538,612
Interactive Media & Services — 0.0%
Shutterstock, Inc.	346	17,802
IT Services — 2.4%
International Business Machines Corp.	43,336	6,248,185
Leisure Products — 0.2%
Acushnet Holdings Corp.	627	37,388
Brunswick Corp.	1,429	123,337
Hasbro, Inc.	1,998	128,991
Polaris, Inc.	1,186	161,106
		450,822
Machinery — 1.7%
Allison Transmission Holdings, Inc.	2,540	149,073
Caterpillar, Inc.	7,521	1,994,344
Crane Co.	735	68,862
Cummins, Inc.	1,965	512,472
Flowserve Corp.	921	34,777
Hillenbrand, Inc.	1,218	63,263

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Illinois Tool Works, Inc.	3,314	$ 872,642
Kennametal, Inc.	1,415	43,129
Oshkosh Corp.	978	90,044
Snap-on, Inc.	587	159,922
Stanley Black & Decker, Inc.	5,303	526,429
		4,514,957
Marine Transportation — 0.1%
Matson, Inc.	1,405	131,311
Media — 1.0%
Cable One, Inc.	91	65,879
Comcast Corp., Class A	33,393	1,511,367
Fox Corp., Class A, NVS	8,877	296,936
Fox Corp., Class B	4,127	129,629
Interpublic Group of Cos., Inc.	4,619	158,108
John Wiley & Sons, Inc., Class A	700	23,961
Omnicom Group, Inc.	3,952	334,418
Paramount Global, Class A	131	2,523
Paramount Global, Class B, NVS	8,543	136,944
Sirius XM Holdings, Inc.	16,758	85,466
TEGNA, Inc.	1,615	27,294
		2,772,525
Metals & Mining — 1.0%
Arch Resources, Inc., Class A	387	49,706
Newmont Corp.	12,258	526,113
Nucor Corp.	7,060	1,214,955
Southern Copper Corp.	1,131	98,895
Steel Dynamics, Inc.	5,058	539,082
United States Steel Corp.	7,506	191,403
Worthington Industries, Inc.	526	39,250
		2,659,404
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	15,779	160,788
Blackstone Mortgage Trust, Inc., Class A	1,100	25,289
Rithm Capital Corp.	7,406	74,652
Starwood Property Trust, Inc.	5,786	120,002
		380,731
Multi-Utilities — 0.9%
Ameren Corp.	1,265	108,372
Black Hills Corp.	219	13,212
CenterPoint Energy, Inc.	4,690	141,122
CMS Energy Corp.	3,359	205,134
Consolidated Edison, Inc.	3,892	369,195
Dominion Energy, Inc.	6,505	348,343
DTE Energy Co.	252	28,804
Public Service Enterprise Group, Inc.	5,072	320,145
Sempra	3,638	542,135
WEC Energy Group, Inc.	3,257	292,674
		2,369,136
Office REITs — 0.2%
Boston Properties, Inc.	2,974	198,158
Corporate Office Properties Trust	1,600	41,600
Cousins Properties, Inc.	1,955	47,761
Douglas Emmett, Inc.	4,088	60,093
Highwoods Properties, Inc.	2,544	64,287
Kilroy Realty Corp.	2,330	83,181
Vornado Realty Trust	5,890	132,407
		627,487
Oil, Gas & Consumable Fuels — 8.9%
Antero Midstream Corp.	7,209	86,075
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
APA Corp.	11,179	$ 452,638
California Resources Corp.	2,173	115,930
Chevron Corp.	16,865	2,760,126
Chord Energy Corp.	1,053	165,153
Civitas Resources, Inc.	337	25,228
Comstock Resources, Inc.	896	11,424
ConocoPhillips	24,017	2,827,281
CONSOL Energy, Inc.	458	34,130
Coterra Energy, Inc.	25,067	690,345
CVR Energy, Inc.	529	19,435
Devon Energy Corp.	21,811	1,177,794
Diamondback Energy, Inc.	5,241	772,104
DT Midstream, Inc.	1,391	74,446
EOG Resources, Inc.	4,615	611,626
Equitrans Midstream Corp.	7,005	72,642
Exxon Mobil Corp.	58,808	6,306,570
HF Sinclair Corp.	4,361	227,164
Kinder Morgan, Inc.	36,390	644,467
Magnolia Oil & Gas Corp., Class A	4,400	97,460
Marathon Oil Corp.	23,209	609,700
Murphy Oil Corp.	1,039	44,958
New Fortress Energy, Inc., Class A	1,425	40,684
ONEOK, Inc.	7,033	471,492
Ovintiv, Inc.	5,265	242,664
PDC Energy, Inc.	2,472	187,600
Phillips 66	7,631	851,238
Pioneer Natural Resources Co.	8,434	1,903,301
Targa Resources Corp.	1,930	158,241
Valero Energy Corp.	10,378	1,337,828
Williams Cos., Inc.	17,263	594,710
		23,614,454
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	49,557	3,081,950
Johnson & Johnson	32,558	5,454,442
Merck & Co., Inc.	20,579	2,194,750
Organon & Co.	4,071	89,480
Perrigo Co. PLC	1,259	46,130
Pfizer, Inc.	75,437	2,720,258
Viatris, Inc.	21,149	222,699
		13,809,709
Professional Services — 0.7%
Automatic Data Processing, Inc.	4,721	1,167,314
ManpowerGroup, Inc.	1,335	105,305
Paychex, Inc.	2,861	358,970
Robert Half, Inc.	1,970	146,075
		1,777,664
Real Estate Management & Development — 0.0%
Kennedy-Wilson Holdings, Inc.	2,604	42,966
Residential REITs — 0.4%
Apartment Income REIT Corp.	2,022	69,840
AvalonBay Communities, Inc.	1,363	257,130
Equity LifeStyle Properties, Inc.	984	70,041
Equity Residential	3,589	236,659
Essex Property Trust, Inc.	904	220,169
Invitation Homes, Inc.	597	21,193
Mid-America Apartment Communities, Inc.	1,160	173,606
		1,048,638
Retail REITs — 0.5%
Brixmor Property Group, Inc.	3,718	84,547
Federal Realty Investment Trust	418	42,435

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Kimco Realty Corp.	7,407	$ 150,066
Kite Realty Group Trust	2,816	64,430
Macerich Co.	614	7,829
NNN REIT, Inc.	1,829	78,062
Regency Centers Corp.	1,816	119,003
Simon Property Group, Inc.	6,197	772,146
SITE Centers Corp.	2,488	34,956
		1,353,474
Semiconductors & Semiconductor Equipment — 13.4%
Broadcom, Inc.	15,334	13,779,899
Intel Corp.	133,777	4,785,203
NXP Semiconductors NV	15,634	3,486,069
QUALCOMM, Inc.	50,607	6,688,727
Skyworks Solutions, Inc.	8,604	984,040
Texas Instruments, Inc.	33,139	5,965,020
		35,688,958
Software — 0.3%
Gen Digital, Inc.	35,344	687,441
Specialized REITs — 1.0%
American Tower Corp.	735	139,878
Crown Castle, Inc.	6,768	732,907
Digital Realty Trust, Inc.	2,391	297,966
EPR Properties	1,661	74,147
Extra Space Storage, Inc.	1,651	230,430
Gaming & Leisure Properties, Inc.	359	17,038
Iron Mountain, Inc.	3,699	227,119
Lamar Advertising Co., Class A	1,313	129,593
Outfront Media, Inc.	3,364	52,007
PotlatchDeltic Corp.	1,036	55,561
Public Storage	1,348	379,799
Rayonier, Inc.	417	13,811
Weyerhaeuser Co.	8,677	295,539
		2,645,795
Specialty Retail — 4.5%
American Eagle Outfitters, Inc.	4,034	56,678
Dick’s Sporting Goods, Inc.	2,017	284,397
Gap, Inc.	6,748	69,504
Home Depot, Inc.	17,488	5,838,194
Lowe’s Cos., Inc.	22,860	5,355,412
Penske Automotive Group, Inc.	543	87,651
Williams-Sonoma, Inc.	2,454	340,223
		12,032,059
Technology Hardware, Storage & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	60,504	1,051,560
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	15,523	$ 1,210,949
Seagate Technology Holdings PLC	25,703	1,632,140
		3,894,649
Textiles, Apparel & Luxury Goods — 0.3%
Kontoor Brands, Inc.	1,127	47,740
Ralph Lauren Corp., Class A	1,496	196,470
Steven Madden Ltd.	1,790	59,750
Tapestry, Inc.	8,866	382,568
VF Corp.	10,898	215,889
		902,417
Tobacco — 1.9%
Altria Group, Inc.	53,022	2,408,259
Philip Morris International, Inc.	26,265	2,619,146
		5,027,405
Trading Companies & Distributors — 0.5%
Fastenal Co.	4,695	275,174
Ferguson PLC	4,300	694,966
Herc Holdings, Inc.	300	40,149
MSC Industrial Direct Co., Inc., Class A	636	64,185
Triton International Ltd.	1,877	158,250
Watsco, Inc.	276	104,380
		1,337,104
Water Utilities — 0.0%
Essential Utilities, Inc.	641	27,108
Total Long-Term Investments — 99.5% (Cost: $258,437,934)		264,464,423
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(a)(b)	699,127	699,127
Total Short-Term Securities — 0.3% (Cost: $699,127)		699,127
Total Investments — 99.8% (Cost: $259,137,061)		265,163,550
Other Assets Less Liabilities — 0.2%		538,974
Net Assets — 100.0%		$ 265,702,524
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 859,810	$ —	$ (160,683)(a)	$ —	$ —	$ 699,127	699,127	$ 9,627	$ —
BlackRock, Inc.	1,322,935	12,185	(240,474)	(32,409)	155,388	1,217,625	1,648	9,735	—
				$ (32,409)	$ 155,388	$ 1,916,752		$ 19,362	$ —
(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	52	09/15/23	$ 1,200	$ 42,987
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 264,464,423	$ —	$ —	$ 264,464,423
Short-Term Securities
Money Market Funds	699,127	—	—	699,127
	$ 265,163,550	$ —	$ —	$ 265,163,550
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 42,987	$ —	$ —	$ 42,987
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s